LOSS PER COMMON SHARE (Detail Textuals) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	8,968	2,947	8,968	2,947
ESOP shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	600	600	600	700